Revenue and expenses by nature	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Revenue and expenses by nature
14. Revenue and expenses by nature

	2022	2021
	$	$
Revenue
Merchant transaction and processing services revenue	835,093	715,769
Other revenue	8,230	8,757
	843,323	724,526

Cost of revenue
Processing cost	166,995	143,261
Cost of goods sold	4,430	4,494
	171,425	147,755

Selling, general and administrative expenses
Commissions	113,287	125,531
Employee compensation	155,359	109,798
Share-based payments	139,103	53,180
Depreciation and amortization	101,492	90,828
Professional fees	32,387	24,532
Transaction losses (recovery)	(143)	2,662
Contingent consideration adjustment	(992)	—
Other	50,473	24,772
	590,966	431,303